PROPERTY AND EQUIPMENT (Details - Components of property and equipment) - USD ($)	Nov. 30, 2024	Aug. 31, 2024
Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 3,094,076	$ 3,094,076
Accumulated Depreciation	(1,524,957)	(1,394,332)
Net Book Value	1,569,119	1,699,744
Equipment Not In Service [Member]
Property, Plant and Equipment [Line Items]
Cost	4,124,565	3,071,565
Accumulated Depreciation	0	0
Net Book Value	4,124,565	3,071,565
Fixed Assets [Member]
Property, Plant and Equipment [Line Items]
Cost	7,218,641	6,165,641
Accumulated Depreciation	(1,524,957)	(1,394,332)
Net Book Value	$ 5,693,684	$ 4,771,309